Sprott Gold Equity Fund
Schedule of Investments as of September 30, 2023 (Unaudited)

	Shares	Value
Common Stocks - 81.23%
Gold Related Securities - 70.82%
Australia - 12.64%
Bellevue Gold Ltd. (a)	24,235,905	$21,581,740
Evolution Mining Ltd.	9,573,421	20,250,722
Northern Star Resources Ltd.	3,159,120	21,245,906
Perseus Mining Ltd.	16,000,000	16,922,454
West African Resources Ltd. (a)	17,900,000	8,861,785
		88,862,607
Canada - 50.09%
Agnico Eagle Mines Ltd.	761,231	34,590,964
Alamos Gold, Inc. - Class A (b)	2,899,600	32,736,484
B2Gold Corp. (b)	300,000	867,000
Equinox Gold Corp. (a)(b)	5,954,995	25,034,435
Falco Resources Ltd. (a)(c)	23,722,300	2,183,168
GoGold Resources, Inc. (a)	8,900,000	7,928,585
I-80 Gold Corp. (a)(b)(c)	15,915,264	24,020,829
I-80 Gold Corp. (a)(c)(d)(e) (Originally acquired 07/18/23, Cost $1,896,283)	925,000	1,679,131
International Tower Hill Mines Ltd. (a)(c)	6,100,222	2,147,278
International Tower Hill Mines Ltd. (a)(c)(d)(f)	18,664,631	6,664,713
Jaguar Mining, Inc. (b)(c)	5,709,459	5,044,249
Lundin Gold, Inc.	1,100,000	12,350,451
New Gold, Inc. (a)	10,333,100	9,404,154
Novagold Resources, Inc. (a)	2,030,800	7,798,272
OceanaGold Corp.	13,500,000	26,438,432
Osisko Development Corp. (a)	844,465	2,443,399
Osisko Gold Royalties Ltd.	2,211,537	25,970,193
Osisko Mining, Inc. (a)	15,884,239	28,768,804
Pan American Silver Corp. (b)	963,445	13,950,684
Seabridge Gold, Inc. (a)	1,000,000	10,550,000
Silvercrest Metals, Inc. (a)	4,056,600	17,919,823
SSR Mining, Inc.	875,300	11,625,557
Strategic Metals Ltd. (a)(c)(e) (Originally acquired 10/08/10, Cost $11,820,816)	8,244,000	1,441,524
Torex Gold Resources, Inc. (a)	2,033,900	21,158,849
Trifecta Gold Ltd. (a)(e) (Originally acquired 10/08/10, Cost $0)	2,148,199	47,448
Victoria Gold Corp. (a)	764,600	3,287,513
Wesdome Gold Mines Ltd. (a)	3,065,200	16,000,197
		352,052,136
South Africa - 2.67%
Gold Fields Ltd. - ADR (b)(g)	1,731,000	18,798,660
United Kingdom - 3.99%
AngloGold Ashanti Ltd. (b)	701,500	11,083,700
Endeavour Mining PLC	866,799	16,988,175
		28,071,875
United States - 1.43%
Contango ORE, Inc. (a)(c)	100,000	1,814,000
Contango ORE, Inc. (a)(b)(c)	453,200	8,221,048
Electrum Ltd. (a)(e) (Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	–
		10,035,048
Total Gold Related Securities		497,820,326

Other Precious Metals Related Securities - 9.32%
Canada - 7.28%
MAG Silver Corp. (a)(b)	842,835	8,740,199
MAG Silver Corp. (a)(b)(d)	1,432,665	14,809,215
Triple Flag Precious Metals Corp.	260,843	3,409,219
Triple Flag Precious Metals Corp. (d)	1,566,543	20,518,167
Vizsla Silver Corp. (a)	3,437,500	3,695,012
		51,171,812
South Africa - 0.44%
Sibanye Stillwater Ltd. - ADR (b)(g)	495,000	3,054,150

United States - 1.60%
Gatos Silver, Inc. (a)	1,789,548	9,269,859
Sunshine Silver Mining and Refining (a)(e) (Originally acquired 03/15/11, Cost $4,525,333)	243,691	1,993,392
		11,263,251
Total Other Precious Metals Related Securities		65,489,213

Other Securities - 1.09%
United States - 1.09%
Gold Bullion International LLC (a)(c)(e) (Originally acquired 05/12/10, Cost $5,000,000)	5,000,000	6,900,000
I-Pulse, Inc. (a)(e) (Originally acquired 10/09/07, Cost $126,097)	74,532	756,500
Total Other Securities		7,656,500
Total Common Stocks (Cost $734,610,879)		570,966,039

Private Fund - 1.88%
Gold Related Security - 1.88%
Tocqueville Bullion Reserve LP - Class G (a)(c)	7,619	13,231,257
Total Private Fund (Cost $13,795,735)		13,231,257

Gold Bullion - 16.15%	Ounces
United States - 16.15%
Gold Bullion (a)	61,396	113,497,988
Total Gold Bullion (Cost $24,889,402)		113,497,988

Convertible Bond - 0.61%	Principal Amount
Gold Related Security - 0.61%
I-80 Gold Corp.
8.000%, 02/22/27 (a)(c)(e) (Originally acquired 02/17/23, Cost $4,724,422)	4,724,422	4,261,889
Total Convertible Bond (Cost $4,724,422)		4,261,889

Warrants - 0.06%
Gold Related Securities - 0.04%	Shares
Canada - 0.01%
Falco Resources Ltd.
Expiration: 07/31/2025, Exercise Price: CAD $0.55 (a)(c)(d)(e)(f) (Originally acquired 09/07/21, Cost $0)	3,750,000	552
Osisko Development Corp.
Expiration: 12/01/2023, Exercise Price: CAD $30.00 (a)(d)	222,233	8,999
Osisko Development Corp.
Expiration: 03/02/2027, Exercise Price: CAD $7.60 (a)(d)(e) (Originally acquired 02/28/22, Cost $0)	499,999	12,774
Osisko Mining, Inc.
Expiration: 08/28/2024, Exercise Price: CAD $4.00 (a)(d)(e) (Originally acquired 02/23/23, Cost $0)	300,000	16,455
		38,780
United States - 0.03%
Contango ORE, Inc.
Expiration: 05/09/2026, Exercise Price: USD $30.00 (a)(c)(e) (Originally acquired 05/02/23, Cost $0)	100,000	236,630
Total Gold Related Securities		275,410

Other Precious Metals Related Securities - 0.02%
Canada - 0.02%
Nickel Creek Platinum Corp.
Expiration: 07/01/2024, Exercise Price: CAD $0.08 (a)(e)(f) (Originally acquired 07/01/19, Cost $0)	1,658,293	–
Vizsla Silver Corp.
Expiration: 11/15/2024, Exercise Price: CAD $2.00 (a)(d)(e) (Originally acquired 11/09/22, Cost $0)	1,718,750	127,047
Total Other Precious Metals Related Securities		127,047
Total Warrants (Cost $0)		402,457

Short-Term Investments - 7.45%
Money Market Fund - 0.14%
Invesco Treasury Portfolio
Institutional Class, 5.256% (h)	1,006,945	1,006,945

Investments Purchased with Proceeds from Securities Lending - 7.31%
Mount Vernon Liquid Assets, 5.50%	51,397,856	51,397,856
Total Short-Term Investments (Cost $52,404,801)		52,404,801

Total Investments (Cost $830,425,239) - 107.38%		754,764,431
Liabilities in Excess of Other Assets - (7.38)%		(51,866,347)
Total Net Assets - 100.0%		$702,898,084

(a) Non-income producing security.
(b) This security or a partial position of this security is on loan as of September 30, 2023. The total market value of securities on loan as of September 30, 2023 was
$49,067,766. The loaned securities were secured with cash collateral of $51,397,856. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c) Affiliated company. See Note 2.
(d) Denotes a security that is traded on a foreign exchange when a company is listed more than once.
(e) Security is fair valued using procedures administered by the Fund’s Valuation Designee and is deemed a Level 2 or 3 security. See Note 2. The aggregate value of fair valued securities as of September 30, 2023 was $17,473,342, which represented 2.49% of net assets.
(f) Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of September 30, 2023 was $6,665,265 which represented 0.95%
of net assets.
(g) Security is an American Depositary Receipt (ADR).
(h) Variable rate security. Rate listed is the 7-day effective yield as of September 30, 2023.

1) Fair Value Hierarchy

Sprott Gold Equity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2. Gold bullion is valued using the latest available price on the valuation day and is classified as Level 1.

Investment in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the Valuation Committee pursuant to the Fair Value Policies and Procedures. These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.

Investments classified within Level 3 have significant unobservable inputs used by Sprott Asset Management USA, Inc. (the "Adviser") in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

For securities traded principally on foreign exchanges, the Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used to value the Fund's investments at September 30, 2023.
Sprott Gold Equity Fund (a)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$494,652,223	$3,168,103	$-	$497,820,326
Other Precious Metals Related	63,495,821	-	1,993,392	65,489,213
Other	-	-	7,656,500	7,656,500
Total Common Stocks	558,148,044	3,168,103	9,649,892	570,966,039
Private Fund (b)(c)	-	-	-	13,231,257
Gold Bullion	113,497,988	-	-	113,497,988
Convertible Bond	-	-	4,261,889	4,261,889
Warrants
Gold Related	8,999	266,411	-	275,410
Other Precious Metals Related	-	127,047	-	127,047
Total Warrants	8,999	393,458	-	402,457
Short-Term Investments	52,404,801	-	-	52,404,801
Total Assets	$724,059,832	$3,561,561	$13,911,781	$754,764,431

(a) For a detailed sector breakdown, please see the accompanying Schedules of Investments.
(b) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the Schedule of Investments.

(c)As of September 30, 2023, the Fund invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. Due to the elapsed time, the investment of the Fund is not subject to any redemption fees going forward.

Below is a reconciliation that details the activity of securities in Level 3:

Sprott Gold Equity Fund
Balance as of December 31, 2022	$8,826,805
Purchases	4,724,422
Sales	-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	360,554
Transfer out of Level 3	-
Balance as of September 30, 2023	$13,911,781

As of September 30, 2023 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $360,554.

2) Transactions with Affiliates*

The following issuers are Portfolio affiliates of the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from January 1, 2023 through September 30, 2023. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	January 1, 2023		Additions		Reductions		September 30, 2023	Interest	Dividend	Realized	Change in Gross Unrealized	September 30, 2023
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Income	Gain/(Loss)	Appreciation/(Depreciation)	Value	Cost

Sprott Gold Equity Fund

Baru Gold Corp. (a)	13,290,993	$ 22,795,998	-	$ -	(13,290,993)	$ (22,795,998)	-	$ -	$ -	$ (22,510,050)	$ 22,648,757	$ -	$ -
Contango ORE, Inc.	100,000	2,000,000	100,000	2,200,000	(100,000)	(2,000,000)	100,000	-	-	-	(647,500)	1,814,000	2,200,000
Contango ORE, Inc.	263,200	5,000,800	190,000	3,710,000	-	-	453,200	-	-	-	(1,441,220)	8,221,048	8,710,800
Contango ORE, Inc. Warrant	-	-	100,000	-	-	-	100,000	-	-	-	236,630	236,630	-
Falco Resources Ltd.	23,722,300	14,359,879	-	-	-	-	23,722,300	-	-	-	343,551	2,183,168	14,359,879
Falco Resources Ltd. Warrant	3,750,000	-	-	-	-	-	3,750,000	-	-	-	(556)	552	-
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	238,960	-	-	6,900,000	5,000,000
I-80 Gold Corp.	15,915,264	30,654,002	-	-	-	-	15,915,264	-	-	-	(20,410,262)	24,020,829	30,654,002
I-80 Gold Corp.	-	-	4,724,422	4,724,422	-	-	4,724,422	222,426	-	-	(462,533)	4,261,889	4,724,422
I-80 Gold Corp.	-	-	925,000	1,896,283	-	-	925,000	-	-	2,301	(217,152)	1,679,131	1,896,283
International Tower Hill Mines Ltd.	18,664,631	35,619,856	-	-	-	-	18,664,631	-	-	-	(1,330,476)	6,664,713	35,619,856
International Tower Hill Mines Ltd.	6,750,222	22,383,358	-	-	(650,000)	(817,067)	6,100,222	-	-	(473,180)	94,151	2,147,278	21,566,291
International Tower Hill Mines Ltd.	864,529	4,582,090	-	-	(864,529)	(4,582,090)	-	-	-	(4,091,594)	4,211,760	-	-
Jaguar Mining, Inc.	5,736,559	3,638,862	-	-	(27,100)	(17,190)	5,709,459	-	-	42,868	(6,377,785)	5,044,249	3,621,672
Mag Silver Corp. (a)	1,742,835	21,407,874	-	-	(900,000)	(10,212,142)	842,835	-	-	1,285,073	(8,288,170)	8,740,199	11,195,732
Mag Silver Corp. (a)	1,432,665	15,000,003	-	-	(1,432,665)	(15,000,003)	-	-	-	-	(7,378,775)	-	-
Mag Silver Corp. (a)	-	-	1,432,665	15,000,003	-	-	1,432,665	-	-	-	(190,787)	14,809,215	15,000,003
Nickel Creek Platinum Corp. (a)	14,037,494	2,596,104	-	-	(14,037,494)	(2,596,104)	-	-	-	(2,293,389)	2,025,896	-	-
Nickel Creek Platinum Corp. Warrant (a)	1,658,293	-	-	-	-	-	1,658,293	-	-	-	(6,124)	-	-
Osisko Mining, Inc. (a)	15,384,239	45,113,236	600,000	1,373,353	(100,000)	(1,172,616)	15,884,239	-	-	(948,436)	(11,199,168)	28,768,804	45,313,973
Osisko Mining, Inc. Warrant (a)	-	-	300,000	-	-	-	300,000	-	-	-	16,455	16,455	-
Silvercrest Metals, Inc. (a)	4,056,600	23,986,557	-	-	-	-	4,056,600	-	-	-	(6,347,872)	17,919,823	23,986,557
Strategic Metals Ltd.	9,886,500	14,175,946	-	-	(1,715,500)	(2,355,130)	8,244,000	-	-	(2,059,754)	1,898,212	1,441,524	11,820,816
Tocqueville Bullion Reserve LP - Class G (b)	7,619	13,795,735	-	-	-	-	7,619	-	-	-	285,442	13,231,257	13,795,735
Victoria Gold Corp. (a)	1,964,600	22,790,644	-	-	(1,200,000)	(14,465,398)	764,600	-	-	(7,093,925)	7,378,547	3,287,513	8,325,246
Vizsla Silver Corp. (a)	3,437,500	3,683,535	-	-	-	-	3,437,500	-	-	-	(240,088)	3,695,012	3,683,535
Vizsla Silver Corp. Warrant (a)	1,718,750	-	-	-	-	-	1,718,750	-	-	-	(176,210)	127,048	-
		$ 308,584,479		$ 28,904,061		$ (76,013,738)		$ 222,426	$ 238,960	$ (38,140,086)	$ (25,575,277)	$ 155,210,337	$ 261,474,802
							-
* All affiliates listed are neither majority-owned subsidiaries or other controlled companies.
(a) Security is no longer an affiliated company at September 30, 2023.
(b) Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. John Hathaway is an independent Director of the TBR Cayman entities and is a TBR limited partner.